SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Sep. 30, 2012
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

23.               SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

The results of operations by quarter for 2012 and 2011 were as follows:

	First	Second	Third	Fourth
Year Ended September 30, 2012	Quarter	Quarter	Quarter	Quarter

Interest income	$14,623,636	$14,010,747	$13,663,082	$13,410,827
Interest expense	2,509,051	2,189,945	2,015,743	1,963,062

Net interest income	12,114,585	11,820,802	11,647,339	11,447,765
Provision for loan losses	3,000,000	5,500,000	3,000,000	2,950,000

Net interest income after loan loss provision	9,114,585	6,320,802	8,647,339	8,497,765

Non-interest income	3,415,425	3,554,725	4,102,096	4,631,462
Non-interest expense	8,131,427	7,941,739	8,790,391	9,327,727

Income before taxes	4,398,583	1,933,788	3,959,044	3,801,500
Income tax expense	1,356,507	564,780	1,212,795	1,129,145

Net income	$3,042,076	$1,369,008	$2,746,249	$2,672,355

Income available to common shares	$2,524,606	$851,149	$2,228,000	$2,541,903

Earnings per common share - basic	$0.24	$0.08	$0.21	$0.24
Earnings per common share - diluted	$0.23	$0.08	$0.20	$0.23

Weighted average common shares outstanding - basic	10,605,620	10,659,123	10,709,072	10,742,660
Weighted average common shares outstanding - diluted	11,004,706	11,132,612	11,121,025	11,019,007

	First	Second	Third	Fourth
Year Ended September 30, 2011	Quarter	Quarter	Quarter	Quarter

Interest income	$17,124,421	$14,817,644	$14,174,594	$14,136,014
Interest expense	3,708,226	3,331,453	3,096,072	2,815,554

Net interest income	13,416,195	11,486,191	11,078,522	11,320,460
Provision for loan losses	4,300,000	3,500,000	4,000,000	3,000,000

Net interest income after loan loss provision	9,116,195	7,986,191	7,078,522	8,320,460

Non-interest income	3,648,171	2,690,864	3,073,936	3,584,834
Non-interest expense	8,301,074	9,208,052	7,885,855	8,889,608

Income before taxes	4,463,292	1,469,003	2,266,603	3,015,686
Income tax expense	1,345,940	402,313	566,349	835,205

Net income	$3,117,352	$1,066,690	$1,700,254	$2,180,481

Income available to common shares	$2,601,425	$550,379	$1,183,558	$1,663,399

Earnings per common share - basic	$0.25	$0.05	$0.11	$0.16
Earnings per common share - diluted	$0.24	$0.05	$0.11	$0.15

Weighted average common shares outstanding - basic	10,507,158	10,532,730	10,558,910	10,574,405
Weighted average common shares outstanding - diluted	10,925,023	10,986,206	11,009,935	10,962,188